Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued Liabilities and Other Payables
Accrued marketing expenses	¥ 783,455		¥ 229,457	¥ 71,217
Leasing liabilities - current portion	¥ 150,402		¥ 95,901
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityCurrent	us-gaap:OperatingLeaseLiabilityCurrent	us-gaap:OperatingLeaseLiabilityCurrent
Consideration payable for acquisitions and investments	¥ 125,363		¥ 79,059	502,279
Payables to producers and licensors	63,307		25,898	9,357
Professional fees	38,573		22,562	13,492
Other staff related cost	13,872		13,791	18,685
Interest payable	14,041		11,990
Advances from/payables to third parties	5,869		76,893	21,966
Others	42,794		20,212	33,446
Total	¥ 1,237,676	$ 189,682	¥ 575,763	¥ 670,442